INCOME TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Balance at the beginning of the year	$ 0	$ 0
Additions based on tax positions taken related to the current year	127	0
Reductions related to settlement of tax matters and limitation	0	0
Balance at the end of the year	$ 127	$ 0